Allowance for Losses on Loans Internally Assigned Grade (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 8,299,074	$ 8,777,106
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,218,878	6,551,837
Residential Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,047,279	6,395,018
Residential Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	1,041
Residential Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	171,599	155,778
Residential Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Residential Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	140,459	169,712
Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	56,485	68,984
Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	21,035	7,689
Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	62,939	93,039
Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Speculative [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	279,851	256,384
Construction, Custom [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	279,851	256,384
Construction, Custom [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	200,692	307,230
Land, Acquisition and Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	44,888	110,088
Land, Acquisition and Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	44,840	9,868
Land, Acquisition and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	110,964	187,274
Land, Acquisition and Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Acquisition and Development [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Consumer Lot Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	163,146	186,840
Land, Consumer Lot Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	162,670	186,840
Land, Consumer Lot Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Consumer Lot Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	476	0
Land, Consumer Lot Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Consumer Lot Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	700,673	697,351
Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	663,582	661,820
Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,629	2,046
Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	32,462	33,485
Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Multi Family Housing [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	303,442	315,915
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	264,083	273,001
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,125	3,768
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	35,234	39,048
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Commercial Real Estate Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	98
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	109,332	83,070
Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	104,171	62,699
Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,128	10,436
Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,407	9,758
Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,245	0
Commercial and Industrial Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	381	177
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,092	116,143
Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,092	116,143
Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	67,509	92,624
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	66,512	90,497
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	528	1,150
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	469	977
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Consumer Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,804,613	8,221,474
Grade as percentage of total gross assets	94.10%	93.70%
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	76,285	35,998
Grade as percentage of total gross assets	0.90%	0.40%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	415,550	519,359
Grade as percentage of total gross assets	5.00%	5.90%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,245	0
Grade as percentage of total gross assets	0.00%	0.00%
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	381	275
Grade as percentage of total gross assets	0.00%	0.00%
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 370,294
Grade as percentage of total gross assets	2.76%	3.22%